TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,425	$ 2,018	$ 2,425
Post-employment benefits	116	394	256
Other long-term benefits	32	29	31
Share-based compensation	298	370	1,030
Benefits to key executive personnel	$ 1,871	$ 2,811	$ 3,742